Income From Operations By Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating Income Loss	$ 5,000
Full Service Center Based Care
Segment Reporting Information [Line Items]
Contract termination and stock option expenses	9,800
Backup Dependent Care
Segment Reporting Information [Line Items]
Contract termination and stock option expenses	1,900
Other Educational Advisory Services
Segment Reporting Information [Line Items]
Contract termination and stock option expenses	800
Sponsor
Segment Reporting Information [Line Items]
Agreement termination fee	$ 7,500	$ 7,500